Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
CURRENT ASSETS:
Cash		$ 342,705			$ 99,452
Accounts receivable		53,038			164,388
Prepaid expenses and other current assets		999,500			382,373
Current assets of discontinued operations		114,049			0
Total current assets		1,509,292			646,213
NON-CURRENT ASSETS:
Property and equipment, net		1,071,938			2,506,738
Right of use assets - operating leases		316,271			64,094
Right of use assets - financing leases		0			301,126
Intangible assets, net		1,523,601			1,716,331
Goodwill		4,900,873			4,900,873
Non-current assets held for discontinued operations		16,913			0
Total non-current assets		7,829,596			9,489,162
TOTAL ASSETS		9,338,888			10,135,375
CURRENT LIABILITIES
Accounts payable		169,105			373,697
Accrued liabilities		1,553,408			1,116,698
Due to Ecoark Holdings	[1]	0			0
Notes payable		938,232			0
Current portion of long-term debt		0			572,644
Current portion of lease liability - operating leases		72,319			45,004
Current portion of lease liability - financing leases		0			145,174
Current liabilities of discontinued operations		314,100			0
Total current liabilities		3,047,164			2,253,217
NON-CURRENT LIABILITIES
Lease liability - operating leases, net of current portion		244,852			22,519
Lease liability - financing leases, net of current portion		0			149,884
Long-term debt, net of current portion		0			67,511
Non-current liabilities of discontinued operations		150,000			0
Total non-current liabilities		394,852			239,914
Total Liabilities		3,442,016			2,493,131
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 5,000,000 shares authorized and no shares issued and outstanding		0			0
Common stock, $0.0001 par value, 45,000,000 shares authorized and 5,565,976 shares issued and outstanding (*)		78,268			51,988
Additional paid in capital (*)	[1]	14,869,041			10,349,029
Accumulated deficit		(9,050,437)			(2,758,773)
Total stockholders’ equity		5,896,872	$ 6,286,332	$ 6,397,957	7,642,244	$ 4,872,484	$ 5,822,117	$ 3,573,648	$ 3,627,316	[2]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		$ 9,338,888			$ 10,135,375

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements.
[2]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark Holdings that were exchanged for the capital stock.